Share-based compensation - Summary of Restricted Share Units Plan (Detail) - Restricted share unit plan [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	2,355,408	1,100,278
Granted	190,500	1,818,840
Vested	(1,344,672)	(510,738)
Forfeited	(33,885)	(52,972)
Outstanding, end of year	1,167,351	2,355,408